Loans and Allowance for Loan Losses	3 Months Ended
Mar. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses

The Company offers a full range of commercial, real estate, and consumer loans described in further detail below.  Our loan portfolio is comprised of the following categories:  commercial and industrial, construction, real estate-commercial mortgage, real estate-residential mortgage, and installment.  Our primary lending objective is to meet business and consumer needs in our market areas while maintaining our standards of profitability and credit quality and enhancing client relationships.  All lending decisions are based upon a thorough evaluation of the financial strength and credit history of the borrower and the quality and value of the collateral securing the loan.  With few exceptions, personal guarantees are required on all loans.

The total of our loans by segment at March 31, 2016 and December 31, 2015 are as follows.

(in thousands)	March 31, 2016	December 31, 2015
Commercial and Industrial	$224,011	$233,319
Construction	139,593	141,208
Real estate - commercial mortgage	642,345	655,895
Real estate - residential mortgage	345,632	349,758
Installment	169,643	161,918
Deferred loan fees and related costs	(380)	(596)
Total loans	$1,520,844	$1,541,502

Allowance for Loan Losses

A rollforward of the activity within the allowance for loan losses by loan type and recorded investment in loans for the three months ended March 31, 2016 and 2015 is as follows.

	Three Months Ended March 31, 2016
			Real Estate
	Commercial		Commercial	Residential
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Unallocated Qualitative	Total
Allowance for loan losses:
Beginning balance	$3,576	$3,339	$6,302	$7,501	$839	$1,627	$23,184
Charge-offs	(46)	(312)	(751)	(1,603)	(53)	—	(2,765)
Recoveries	63	268	248	220	10	—	809
Provision	(529)	176	(727)	210	153	717	—
Ending balance	$3,064	$3,471	$5,072	$6,328	$949	$2,344	$21,228
Ending balance: attributable to
loans individually evaluated
for impairment	$205	$961	$1,126	$1,304	$88		$3,684
Recorded investment: loans
individually evaluated for
impairment	$3,700	$20,798	$27,225	$11,127	$98
Ending balance: attributable to
loans collectively evaluated
for impairment	$2,859	$2,510	$3,946	$5,024	$861	$2,344	$17,544
Recorded investment: loans
collectively evaluated for
impairment	$220,311	$118,795	$615,120	$334,505	$169,545

	Three Months Ended March 31, 2015
			Real Estate
	Commercial		Commercial	Residential
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Unallocated Qualitative	Total
Allowance for loan losses:
Beginning balance	$4,605	$4,342	$6,854	$7,142	$979	$3,128	$27,050
Charge-offs	(185)	(31)	(100)	(96)	(38)	—	(450)
Recoveries	363	430	57	97	30	—	977
Provision	(293)	487	796	(454)	93	(29)	600
Ending balance	$4,490	$5,228	$7,607	$6,689	$1,064	$3,099	$28,177
Ending balance: attributable to
loans individually evaluated
for impairment	$227	$1,318	$551	$1,984	$47		$4,127
Recorded investment: loans
individually evaluated for
impairment	$1,535	$10,795	$22,029	$15,174	$114
Ending balance: attributable to
loans collectively evaluated
for impairment	$4,263	$3,910	$7,056	$4,705	$1,017	$3,099	$24,050
Recorded investment: loans
collectively evaluated for
impairment	$250,709	$131,694	$613,732	$336,543	$153,060

Management believes the allowance for loan losses as of March 31, 2016 is adequate to absorb losses inherent in the portfolio.  However, the allowance is subject to regulatory examinations and determination as to adequacy, which may take into account such factors as the methodology used to calculate the allowance and the size of the allowance in comparison to peer banks identified by regulatory agencies.  Such agencies may require us to recognize additions to the allowance for loan losses based on their judgments about information available at the time of the examinations.

Impaired Loans

Total impaired loans were $62.9 million and $65.9 million at March 31, 2016, and December 31, 2015, respectively.  The Company continues to resolve its troubled loans through charge-offs, curtailments, pay offs, and returns of loans to performing status. Collateral dependent impaired loans were $57.6 million and $60.5 million at March 31, 2016, and December 31, 2015, respectively, and are measured at the fair value of the underlying collateral less costs to sell. Impaired loans for which no allowance is provided totaled $21.5 million and $37.0 million at March 31, 2016, and December 31, 2015, respectively.  Loans written down to their estimated fair value of collateral less the costs to sell account for $4.2 million and $18.6 million of the impaired loans for which no allowance has been provided as of March 31, 2016, and December 31, 2015, respectively.  The remaining impaired loans for which no allowance is provided are expected to be fully covered by the fair value of the collateral, and therefore, no loss is expected on these loans.

The following charts show recorded investment, unpaid balance, and related allowance, as of March 31, 2016 and December 31, 2015, as well as average investment and interest recognized for the three months ended March 31, 2016 and 2015, for impaired loans by major segment and class.

	March 31, 2016			Three Months Ended March 31, 2016
	Recorded	Unpaid	Related	Average	Interest
(in thousands)	Investment	Balance	Allowance	Investment	Recognized
With no related
allowance recorded:
Commercial & Industrial	$1,247	$1,594	$—	$1,476	$2
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	746	1,080	—	840	1
Real estate
Commercial Mortgage
Owner occupied	10,484	10,893	—	10,830	86
Non-owner occupied	4,255	6,338	—	4,541	17
Residential Mortgage
Secured by 1-4 family
1st lien	4,093	4,939	—	4,583	1
Junior lien	633	978	—	836	—
Installment	10	31	—	15	—
	$21,468	$25,853	$—	$23,121	$107
With an allowance recorded:
Commercial & Industrial	$2,453	$2,650	$205	$2,479	$—
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	20,052	21,374	961	20,075	49
Real estate
Commercial Mortgage
Owner occupied	8,516	8,616	1,035	8,657	49
Non-owner occupied	3,970	4,097	91	4,887	49
Residential Mortgage
Secured by 1-4 family
1st lien	4,830	4,830	703	4,856	32
Junior lien	1,571	1,571	601	1,624	11
Installment	88	88	88	88	—
	$41,480	$43,226	$3,684	$42,666	$190
Total:
Commercial & Industrial	$3,700	$4,244	$205	$3,955	$2
Construction	20,798	22,454	961	20,915	50
Real estate
Commercial mortgage	27,225	29,944	1,126	28,915	201
Residential mortgage	11,127	12,318	1,304	11,899	44
Installment	98	119	88	103	—
Total	$62,948	$69,079	$3,684	$65,787	$297

	December 31, 2015			Three Months Ended March 31, 2015
	Recorded	Unpaid	Related	Average	Interest
(in thousands)	Investment	Balance	Allowance	Investment	Recognized
With no related
allowance recorded:
Commercial & Industrial	$3,735	$4,317	$—	$1,344	$2
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	14,913	16,485	—	4,630	16
Real estate
Commercial Mortgage
Owner occupied	10,309	10,607	—	12,737	74
Non-owner occupied	2,879	3,048	—	5,208	4
Residential Mortgage
Secured by 1-4 family
1st lien	4,253	4,649	—	6,866	15
Junior lien	872	1,336	—	1,495	1
Installment	10	31	—	14	—
	$36,971	$40,473	$—	$32,294	$112
With an allowance recorded:
Commercial & Industrial	$469	$469	$318	$311	$—
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	6,179	6,179	951	6,598	50
Real estate
Commercial Mortgage
Owner occupied	9,230	9,230	1,287	5,774	47
Non-owner occupied	5,530	7,030	629	—	—
Residential Mortgage
Secured by 1-4 family
1st lien	5,721	5,877	1,445	5,813	43
Junior lien	1,686	1,686	729	1,853	11
Installment	88	88	88	104	—
	$28,903	$30,559	$5,447	$20,453	$151
Total:
Commercial & Industrial	$4,204	$4,786	$318	$1,655	$2
Construction	21,092	22,664	951	11,228	66
Real estate
Commercial mortgage	27,948	29,915	1,916	23,719	125
Residential mortgage	12,532	13,548	2,174	16,027	70
Installment	98	119	88	118	—
Total	$65,874	$71,032	$5,447	$52,747	$263

Non-performing Assets

Non-performing assets consist of loans 90 days past due and still accruing interest, nonaccrual loans, and other real estate owned and repossessed assets.  Our non-performing assets ratio, defined as the ratio of non-performing assets to gross loans plus loans held for sale plus other real estate owned and repossessed assets was 2.71% and 2.98% at March 31, 2016 and December 31, 2015, respectively. Non-performing assets as of March 31, 2016 and December 31, 2015, were as follows.

(in thousands)	March 31, 2016	December 31, 2015
Loans 90 days past due and still accruing interest	$—	$—
Nonaccrual loans, including nonaccrual impaired loans	34,253	35,512
Other real estate owned and repossessed assets	8,661	12,409
Non-performing assets	$42,914	$47,921

A reconciliation of nonaccrual loans to impaired loans as of March 31, 2016 and December 31, 2015 is as follows.

(in thousands)	March 31, 2016	December 31, 2015
Nonaccrual loans, including nonaccrual impaired loans	34,253	35,512
TDRs on accrual	28,695	28,939
Impaired loans on accrual	—	1,423
Total impaired loans	$62,948	$65,874

Nonaccrual loans were $34.3 million at March 31, 2016 compared to $35.5 million at December 31, 2015. If income on nonaccrual loans had been recorded under original terms, $298 thousand and $428 thousand of additional interest income would have been recorded for the three months ended March 31, 2016 and 2015 respectively.

The following table provides a rollforward of nonaccrual loans for the three months ended March 31, 2016.

			Real Estate
(in thousands)	Commercial & Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Total
Balance at December 31, 2015	$4,101	$15,729	$9,325	$6,259	$98	$35,512
Transfers in	—	60	629	2,239	72	3,000
Transfers to OREO	(388)	—	(234)	(371)	—	(993)
Charge-offs	(46)	(312)	(751)	(1,603)	(53)	(2,765)
Payments	(46)	11	(262)	(147)	(19)	(463)
Return to accrual	—	—	—	(38)	—	(38)
Balance at March 31, 2016	$3,621	$15,488	$8,707	$6,339	$98	$34,253

Age Analysis of Past Due Loans

An age analysis of past due loans as of March 31, 2016 and December 31, 2015 is as follows.

	March 31, 2016
							90 Days or
							More Past
	30-59 Days	60-89 Days	90 Days	Total		Total	Due and
(in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
Commercial & Industrial	$118	$74	$3,621	$3,813	$220,198	$224,011	$—
Construction
1-4 family residential
construction	153	—	—	153	24,916	25,069	—
Commercial construction	290	—	15,488	15,778	98,746	114,524	—
Real estate
Commercial Mortgage
Owner occupied	383	1,384	5,782	7,549	225,665	233,214	—
Non-owner occupied	230	—	2,925	3,155	405,976	409,131	—
Residential Mortgage
Secured by 1-4 family
1st lien	1,980	—	5,089	7,069	216,382	223,451	—
Junior lien	17	174	1,250	1,441	120,740	122,181	—
Installment	—	—	98	98	169,545	169,643	—
Deferred loan fees
and related costs	—	—	—	—	(380)	(380)	—
Total	$3,171	$1,632	$34,253	$39,056	$1,481,788	$1,520,844	$—

	December 31, 2015
							90 Days or
							More Past
	30-59 Days	60-89 Days	90 Days	Total		Total	Due and
(in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
Commercial & Industrial	$1,073	$85	$4,101	$5,259	$228,060	$233,319	$—
Construction
1-4 family residential
construction	—	—	—	—	23,364	23,364	—
Commercial construction	208	—	15,729	15,937	101,907	117,844	—
Real estate
Commercial Mortgage
Owner occupied	1,489	—	6,255	7,744	232,043	239,787	—
Non-owner occupied	282	—	3,070	3,352	412,756	416,108	—
Residential Mortgage
Secured by 1-4 family
1st lien	1,455	175	4,704	6,334	217,689	224,023	—
Junior lien	74	240	1,555	1,869	123,866	125,735	—
Installment	6	—	98	104	161,814	161,918	—
Deferred loan fees
and related costs	—	—	—	—	(596)	(596)	—
Total	$4,587	$500	$35,512	$40,599	$1,500,903	$1,541,502	$—

Credit Quality

The following tables provide information on March 31, 2016 and December 31, 2015 about the credit quality of the loan portfolio using the Company’s internal rating system as an indicator.

	March 31, 2016
		Special Mention		Nonaccrual Loans
(in thousands)	Pass		Substandard		Total
Commercial & Industrial	$212,198	$6,781	$1,411	$3,621	$224,011
Construction
1-4 family residential
construction	25,069	—	—	—	25,069
Commercial construction	91,831	7,169	36	15,488	114,524
Real estate
Commercial Mortgage
Owner occupied	222,217	3,757	1,458	5,782	233,214
Non-owner occupied	391,858	5,963	8,385	2,925	409,131
Residential Mortgage
Secured by 1-4 family
1st lien	199,922	12,548	5,892	5,089	223,451
Junior lien	113,828	5,809	1,294	1,250	122,181
Installment	168,432	1,061	52	98	169,643
Deferred loan fees
and related costs	(380)	—	—	—	(380)
Total	$1,424,975	$43,088	$18,528	$34,253	$1,520,844

	December 31, 2015
		Special Mention		Nonaccrual Loans
(in thousands)	Pass		Substandard		Total
Commercial & Industrial	$220,225	$7,407	$1,586	$4,101	$233,319
Construction
1-4 family residential
construction	23,364	—	—	—	23,364
Commercial construction	94,855	7,260	—	15,729	117,844
Real estate
Commercial Mortgage
Owner occupied	228,273	3,792	1,467	6,255	239,787
Non-owner occupied	396,970	7,632	8,436	3,070	416,108
Residential Mortgage
Secured by 1-4 family
1st lien	200,992	12,576	5,751	4,704	224,023
Junior lien	116,630	5,762	1,788	1,555	125,735
Installment	160,708	1,055	57	98	161,918
Deferred loan fees
and related costs	(596)	—	—	—	(596)
Total	$1,441,421	$45,484	$19,085	$35,512	$1,541,502

Modifications

Loans meeting the criteria to be classified as Troubled Debt Restructurings (“TDRs”) are included in impaired loans. As of March 31, 2016 and December 31, 2015, loans classified as TDRs were $30.5 million and $30.8 million, respectively.  The following table shows the loans classified as TDRs by management at March 31, 2016 and December 31, 2015.

(in thousands except number of contracts)	March 31, 2016		December 31, 2015
		Recorded Investment		Recorded Investment
Troubled Debt Restructurings	Number of Contracts		Number of Contracts
Commercial & Industrial	2	$79	2	$103
Construction
1-4 family residential construction	—	—	—	—
Commercial construction	4	5,386	4	5,440
Real estate
Commercial Mortgage
Owner occupied	13	14,307	13	14,388
Non-owner occupied	6	5,300	6	5,339
Residential Mortgage
Secured by 1-4 family, 1st lien	10	4,373	10	4,396
Secured by 1-4 family, junior lien	4	1,034	5	1,087
Installment	—	—	—	—
Total	39	$30,479	40	$30,753

Of total TDRs, $28.7 million was accruing and $1.8 million was nonaccruing at March 31, 2016 and $28.9 million was accruing and $1.8 million was nonaccruing at December 31, 2015.  Loans that are on nonaccrual status at the time of the restructuring generally remain on nonaccrual status for approximately six months before management considers whether such loans may return to accrual status.  TDRs in nonaccrual status may be returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan in accordance with the modified terms.  For the three months ended March 31, 2016, none of the nonaccrual TDRs were returned to accrual status.

The following table shows a rollforward of accruing and nonaccruing TDRs for the three months ended March 31, 2016.

(in thousands)	Accruing	Nonaccruing	Total
Balance at December 31, 2015	$28,939	$1,814	$30,753
Charge-offs	—	—	—
Payments	(244)	(30)	(274)
New TDR designation	—	—	—
Release TDR designation	—	—	—
Transfer	—	—	—
Balance at March 31, 2016	$28,695	$1,784	$30,479

The allowance for loan losses allocated to TDRs was $1.5 million and $1.6 million at March 31, 2016 and December 31, 2015, respectively.  There were no TDRs charged off and there was no allocated portion of allowance for loan losses associated with TDRs charged off, during the three months ended March 31, 2016. The total of TDRs charged off and the allocated portion of allowance for loan losses associated with TDRs charged off were $158 thousand and $135 thousand, respectively, during the year ended December 31, 2015.

The following table shows a summary of the primary reason and pre- and post-modification outstanding recorded investment for loan modifications that were classified as TDRs during the three months ended March 31, 2015.  There were no loan modifications that were classified as TDRs during the three months ended March 31, 2016. This table includes modifications made to existing TDRs as well as new modifications that are considered TDRs for the periods presented.  TDRs made with a below market rate that also include a modification of loan structure are included under rate change.

Three Months Ended March 31, 2015
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	2	391	391	—	—	—
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	—	—	—
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Total	2	$391	$391	—	$—	$—

For the three months ended March 31, 2016 and 2015, the Company had no loans for which there was a payment default and subsequent movement to nonaccrual status, that were modified as TDR’s within the previous twelve months.

Loans that are considered TDRs are considered specifically impaired and the primary consideration for measurement of impairment is the present value of the expected cash flows.  However, given the prevalence of real estate secured loans in the Company’s portfolio of troubled assets, the majority of the Company’s TDR loans are ultimately considered collateral-dependent.  As a practical expedient, impairments are, therefore, calculated based upon the estimated fair value of the underlying collateral and observable market prices for the sale of the respective notes are not considered as a basis for impairment for any of the Company’s loans as of March 31, 2016 and December 31, 2015.

In determining the estimated fair value of collateral dependent impaired loans, the Company uses third party appraisals and, if necessary, utilizes a proprietary database of its own historical property appraisals in conjunction with external data and applies a relevant discount derived from analysis of appraisals of similar property type, vintage, and geographic location (for example, in situations where the most recent available appraisal is aged and an updated appraisal has not yet been received).

The Company does not participate in any government or company sponsored TDR programs and holds no corresponding assets.  Rather, loans are individually modified in situations where the Company believes it will minimize the probability of losses to the Company.  Additionally, the Company had no commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs at March 31, 2016 and December 31, 2015.